Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Components of Income Tax	The components of the income tax provision were as follows:
	For the fiscal years ended June 30,
	2024	2023	2022
Current income tax provision	$124,419	$218,962	$1,205,276
Deferred income tax expense(benefit)	-	455,602	(334,045)
Total	$124,419	$674,564	$871,231

Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate	The following table reconciles the statutory rate to the Company’s effective tax rate for the fiscal years ended June 30, 2024, 2023, and 2022:
	For the fiscal years ended June 30,
	2024	2023	2022
China Statutory income tax rate	25.00%	25.00%	25.00%
Temporary difference	0.00%	(4.76)%	21.04%
Permanent difference	5.01%	(0.01)%	1.03%
Effect of different tax jurisdiction	(12.55)%	(10.10)%	8.81%
Effect of favorable tax rates on small-scale and low-profit entities	(1.20)%	0.41%	-%
Change in valuation allowance	(17.26)%	(13.28)%	-%
Effective tax rate	(1.00)%	(2.74)%	55.88%

Schedule of Deferred Tax Asset	The tax effect of temporary difference under ASC 740 “Accounting for Income Taxes” that gives rise to deferred tax asset as of June 30, 2024 and 2023 was as follows:
	As of June 30,
	2024	2023
Deferred tax assets:
Net operating loss carry forwards	$2,913,175	$3,266,711
Allowance for credit loss	3,219,545	1,092,957
Total deferred tax assets	6,132,720	4,359,668
Valuation allowance	(6,132,720)	(4,359,668)
Total deferred tax assets, net	$-	$-